CONSOLIDATION OF VARIABLE INTEREST ENTITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 331,826,067	$ 59,094,847
Liabilities	167,755,991	30,945,150
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	77,132,592	30,073,972
Liabilities	65,031,207	27,116,762
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	601,762	987,964
Liabilities	$ 2,900	$ 358,586